Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 6 – ACCOUNTS RECEIVABLE, NET

Accounts receivable is presented net of allowance for expected credit loss:

	As of December 31,	As of June 30,
	2025	2026

Accounts receivable	$9,516,927	$8,543,753
Less: allowance for expected credit loss	(62,453)	(81,340)
Total	$9,454,474	$8,462,413

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2025	2026

Balance at beginning of the year/period	$(80,056)	$(62,453)
Reversal (provision)	17,603	(18,887)
Total	$(62,453)	$(81,340)